FIRST INVESTORS MANAGEMENT COMPANY, INC.

110 Wall Street

New York, New York 10005

212-858-8000

May 5, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N. E.

Washington, D.C.  20549

Re:

First Investors Life Series Funds

File Nos. 002-98409 and 811-04325

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to each series of First Investors Life Series Funds except First Investors Life Series High Yield Fund do not differ from those contained in Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie

Assistant Secretary